Overview: Acquisition of Airplan (Details) - Airplan $ in Thousands	Oct. 19, 2017 MXN ($)
Business combinations
Consideration paid	$ 3,789,797
Non-controlling interest	310,827
Total purchase consideration	$ 4,100,624